CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1

 Schedule 4(b) - Seasoned Credit Compliance Report I

Exception Grades

Run Date - 6/17/2026 3:17:35 PM

AMC Loan ID	Edgar Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
	CMLTI 2026-LTV1-10327			XXXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted], Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted].									2	B		[Redacted]	Second Home	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
	CMLTI 2026-LTV1-10329			XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule [Redacted]: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt.								2	B		[Redacted]	Investment	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
	CMLTI 2026-LTV1-10330			XXXX			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	[Redacted]: Creditor did not obtain signature on [Redacted].									2	B		[Redacted]	Second Home	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
	CMLTI 2026-LTV1-10330			XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	[Redacted] [Redacted]: Creditor did not provide a copy of each valuation to applicant [Redacted] business days prior to consummation.	Appraisal report dated [Redacted] is missing evidence of receipt from borrower.								2	B		[Redacted]	Second Home	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
	CMLTI 2026-LTV1-10024			XXXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.									2	B		[Redacted]	Investment	Purchase		B	B	A	A	N/A	N/A	No